Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail)		12 Months Ended
		Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / USD $ / shares
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year		6,669,790	5,762,338	3,769,299
Granted during the period/year | shares		519,025	940,215	1,993,039
Cancelled during the year	[1]	(555,451)	(32,763)	0
At the end of the period/year | shares		6,633,364	6,669,790	5,762,338
Outstanding as of beginning of period/year		$ 4.89	$ 4.53	$ 5.41
Granted during the period/year		17.83	7.05	2.85
Cancelled during the year	[1]	2.13	2.95	0
At the end of the period/year		$ 6.18	$ 4.89	$ 4.53
Performance Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		3,705,757	0
Granted during the period/year | shares		1,417,589	3,705,757
At the end of the period/year | shares		5,123,346	3,705,757	0
Outstanding as of beginning of period/year		$ 7.05	$ 0
Granted during the period/year		17.83	7.05
At the end of the period/year		$ 10.03	$ 7.05	$ 0

[1]	Related to restricted stock annulled or cancelled for the year, which do not necessarily coincide with the restricted stock vested.